CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash	$ 38,468	$ 12,323
Short-term investments at fair value	156,148	53,164
Mortgage loans held for sale at fair value (includes $646,944 and $438,850 pledged to secure mortgage loans sold under agreements to repurchase)	656,341	448,384
Real estate acquired in settlement of loans	309
Servicing advances (includes $6,807 and $7,430 pledged to secure note payable)	94,791	93,152
Derivative assets	37,177	27,290
Carried Interest due from affiliates		47,723
Mortgage servicing rights at fair value (includes $10,978 and $12,370 pledged to secure note payable)	23,070	19,798
Mortgage servicing rights at lower of amortized cost or fair value (includes $169,815 and $88,587 pledged to secure note payable)	176,668	89,177
Furniture, fixtures, equipment and building improvements, net	8,037	5,065
Capitalized software, net	946	795
Other	12,212	13,032
Total assets	1,280,780	832,163
LIABILITIES
Mortgage loans sold under agreements to repurchase	500,427	393,534
Note payable	47,209	53,013
Derivative liabilities	27,445	509
Accounts payable and accrued expenses	54,313	36,279
Liability for losses under representations and warranties	6,185	3,504
Total liabilities	724,636	570,413
Commitments and contingencies
STOCKHOLDERS' EQUITY
Additional paid-in capital	90,159
Retained earnings	2,793	147,174
Total PennyMac Financial Services, Inc. stockholders' equity	92,953	261,750
Members' equity related to Private National Mortgage Acceptance Company, LLC		261,750
Noncontrolling interest in Private National Mortgage Acceptance Company, LLC	463,191
Total equity	556,144	261,750
Total liabilities and stockholders' equity	1,280,780	832,163
Class A Common Stock
STOCKHOLDERS' EQUITY
Common stock	1
Class B Common Stock
STOCKHOLDERS' EQUITY
Common stock
Investment Funds
ASSETS
Receivable from affiliates	2,987	3,672
Carried Interest due from affiliates	55,322	47,723
LIABILITIES
Payable to affiliates	36,328	36,795
PennyMac Mortgage Investment Trust
ASSETS
Receivable from affiliates	16,725	16,691
Investment in affiliates, at fair value	1,579	1,897
LIABILITIES
Payable to affiliates	$ 52,729	$ 46,779